Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Feb. 26, 2023 shares
Class of Stock [Line Items]
Common Shares	286,072,036
Stock options	5,798,933	[1]
Total number of shares outstanding	291,870,969

[1]	Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.